SHARE-BASED COMPENSATION - Settlement of Liability Classified Restricted Shares (Details) - CNY (¥) ¥ in Thousands	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2020	Nov. 30, 2019	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION
Settlement of liability-classified restricted share award				¥ 11,147	¥ 10,089	¥ 7,984
Compensation expense				¥ 391,275	¥ 333,686	¥ 189,756
Directors
SHARE-BASED COMPENSATION
Compensation expense			¥ 0
Restricted shares
SHARE-BASED COMPENSATION
Granted (in shares)				12,107,888	11,710,848	14,551,472
Compensation expense				¥ 391,275	¥ 333,686	¥ 189,447
Restricted shares | Directors
SHARE-BASED COMPENSATION
Granted (in shares)	190,536	237,312	178,280
Settlement of liability-classified restricted share award	¥ 10,089	¥ 7,984	¥ 11,147